Income Tax - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
HONG KONG
Statement [LineItems]
Corporate income tax rate	16.50%	16.50%	16.50%
Bottom of range [member]
Statement [LineItems]
Corporate income tax rate	15.00%	15.00%	15.00%
Bottom of range [member] | Subsidiaries [member]
Statement [LineItems]
Corporate income tax rate	15.00%	15.00%	15.00%
Top of range [member]
Statement [LineItems]
Corporate income tax rate	25.00%	25.00%	25.00%
Top of range [member] | Subsidiaries [member]
Statement [LineItems]
Corporate income tax rate	25.00%	25.00%	30.00%